Reserve and Related Financial Data (SMOG)-Unaudited (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Schedule of Reserve Quantity of Resources

	Crude Oil (MBbl)	Natural Gas (Mmcf)	NGL (MBbl)	Total (MBoe)
Proved reserve quantities, December 31, 2016	7,174	22,991	2,356	13,363
Sales of minerals-in-place	(1,291)	(815)	(200)	(1,627)
Extentions and discoveries	1,548	6,012	709	3,259
Acquisitions	2,141	9,380	1,116	4,820
Revisions of previous estimates	(394)	2,601	108	147
Production	(454)	(1,768)	(109)	(858)

Proved reserve quantities, December 31, 2017	8,724	38,401	3,980	19,104
Sales of minerals-in-place	—	—	—	—
Extentions and discoveries	1,765	5,285	562	3,208
Acquisitions	3,669	13,862	1,374	7,354
Revisions of previous estimates	(390)	(3,245)	(577)	(1,508)
Production	(777)	(2,507)	(222)	(1,417)

Proved reserve quantities, December 31, 2018	12,991	51,796	5,117	26,741
Proved developed reserve quantities:
December 31, 2017	2,804	13,028	1,185	6,160
December 31, 2018	6,067	21,735	1,898	11,588
Proved undeveloped reserve quantities:
December 31, 2017	5,920	25,373	2,795	12,944
December 31, 2018	6,924	30,061	3,219	15,153

Schedule of Future Cash Flows of Oil and Gas Reserves

The following summary sets forth the future net cash flows relating to proved oil and gas reserves based on the standardized measure prescribed in ASC Topic 932:

	For the Year Ended December 31,
	2018	2017
	(in thousands)
Future crude oil, natural gas and NGL sales	$1,049,141	$595,874
Future severance tax and ad valorem taxes	(70,248)	(40,225)
Future income tax expense	(144,421)	(1,151)

Future net cash flows	834,472	554,498
10% annual discount	(391,013)	(238,030)

Standardized measure of discounted future net cash flows	$443,459	$316,468

Schedule of Cost Used in Determining of Standardized Measure

The following prices were used in the determination of standardized measure:

	For the Year Ended December 31,
	2018	2017
Oil (per Bbl)	$61.31	$47.80
Natural gas (per MMBtu)	2.51	2.74
NGLs (per Bbl)	23.98	18.56

Schedule of Change in Standardized Measure of Discounted Future net Cash Flows

The principal sources of change in the standardized measure of discounted future net cash flows are:

	For the Year Ended December 31,
	2018	2017
	(in thousands)
Standardized measure of discounted future net cash flows, beginning of the year	$316,468	$185,752
Changes in the year resulting from:
Sales, less production costs and taxes	(52,278)	(26,711)
Revisions of previous quantity estimates	(22,942)	4,894
Extensions, discoveries and other additions	71,668	56,511
Net change in prices and production costs	71,770	30,565
Accretion of discount	31,713	18,612
Purchase of reserves in place	148,580	79,190
Divestitures of reserves in place	—	(26,742)
Net change in income Tax	(75,369)	(298)
Timing differences and other	(46,151)	(5,305)

Standardized measure of discounted future net cash flows, end of the year	$443,459	$316,468

Aggregate Amounts of Costs Capitalized for Oil and Natural Gas Producing Activities

The aggregate amounts of costs capitalized for oil and natural gas producing activities and related aggregate amounts of accumulated depletion follow:

	For the Year Ended December 31,
	2018	2017
	(in thousands)
Oil and gas properties, at cost, using full cost method of accounting:
Not subject to depletion	$228,151	$168,691
Subject to depletion	289,851	152,354

Total oil and gas properties, at cost	518,002	321,045
Less accumulated depreciation, depletion and amortization	(27,628)	(14,210)

Total oil and gas properties, net	$490,374	$306,835